Summary of equity attributable to Novartis AG shareholders (Details 2) - USD ($) shares in Millions, $ in Billions	1 Months Ended					3 Months Ended
	May 31, 2026	Jul. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 31, 2023	Mar. 31, 2026
Disclosure of classes of share capital [line items]
Maximal amount of share buyback programm		$ 10.0			$ 15.0	$ 10.0
Amount of share buyback programm related to irrevocable, non-discretionary arangement	12.1		10.7	8.7